Related Party Transactions	12 Months Ended
Dec. 31, 2020
Entity Information [Line Items]
Related Party Transactions	RELATED PARTY TRANSACTIONS
IPL participates in a property insurance program in which IPL buys insurance from AES Global Insurance Company, a wholly-owned subsidiary of AES. IPL is not self-insured on property insurance, but does take a $5 million per occurrence deductible. Except for IPL’s large substations, IPL does not carry insurance on transmission and distribution assets, which are considered to be outside the scope of property insurance. AES and other AES subsidiaries, including IPALCO, also participate in the AES global insurance program. IPL pays premiums for a policy that is written and administered by a third-party insurance company. The premiums paid to this third-party administrator by the participants are paid to AES Global Insurance Company and all claims are paid from a trust fund funded by and owned by AES Global Insurance Company, but controlled by the third-party administrator. IPL also has third-party insurance in which the premiums are paid directly to the third-party insurers. The cost to IPL of coverage under the property insurance program with AES Global Insurance Company was approximately $5.6 million, $4.3 million, and $3.1 million in 2020, 2019 and 2018, respectively, and is recorded in “Operating expenses - Operation and maintenance” on the accompanying Consolidated Statements of Operations. As of December 31, 2020 and 2019, we had prepaid approximately $2.3 million and $2.0 million, respectively, for coverage under these plans, which is recorded in "Prepayments and other current assets" on the accompanying Consolidated Balance Sheets.
IPL participates in an agreement with Health and Welfare Benefit Plans LLC, an affiliate of AES, to participate in a group benefits program, including but not limited to, health, dental, vision and life benefits. Health and Welfare Benefit Plans LLC administers the financial aspects of the group insurance program, receives all premium payments from the participating affiliates, and makes all vendor payments. The cost of coverage under this program was approximately $21.0 million, $20.2 million, and $21.5 million in 2020, 2019 and 2018, respectively, and is recorded in “Operating expenses - Operation and maintenance” on the accompanying Consolidated Statements of Operations. We had no prepaids for coverage under this plan as of December 31, 2020 and 2019, respectively.

AES files federal and state income tax returns which consolidate IPALCO and its subsidiaries. Under a tax sharing agreement with AES, IPALCO is responsible for the income taxes associated with its own taxable income and records the provision for income taxes using a separate return method. IPALCO had a receivable balance under this agreement of $24.4 million and $23.7 million as of December 31, 2020 and 2019, respectively, which is recorded in “Taxes receivable” on the accompanying Consolidated Balance Sheets. See Note 8, "Income Taxes" for more information.

Long-term Compensation Plan

During 2020, 2019 and 2018, many of IPL’s non-union employees received benefits under the AES Long-term Compensation Plan, a deferred compensation program. This type of plan is a common employee retention tool used in our industry. Benefits under this plan are granted in the form of performance units payable in cash and AES restricted stock units. Restricted stock units vest ratably over a three-year period. The performance units payable in cash vest at the end of the three-year performance period and are subject to certain AES performance criteria. Total deferred compensation expense recorded during 2020, 2019 and 2018 was $0.3 million, $0.3 million and $0.5 million, respectively, and was included in “Operating expenses - Operation and maintenance” on IPALCO’s Consolidated Statements of Operations. The value of these benefits is being recognized over the 36 month vesting period and a portion is recorded as miscellaneous deferred credits with the remainder recorded as “Paid in capital” on IPALCO’s Consolidated Balance Sheets in accordance with ASC 718 “Compensation – Stock Compensation.”

See also Note 9, “Benefit Plans” to the Financial Statements for a description of benefits awarded to IPL employees by AES under the RSP.

Service Company

Total costs incurred by the Service Company on behalf of IPALCO were $55.7 million, $42.0 million and $44.5 million during 2020, 2019 and 2018, respectively. Total costs incurred by IPALCO on behalf of the Service Company during 2020, 2019 and 2018 were $10.6 million, $9.7 million and $10.1 million, respectively, which are included as a reduction to charges from the Service Company. These costs were included in “Operating expenses - Operation and maintenance” on IPALCO’s Consolidated Statements of Operations. IPALCO had a payable balance with the Service Company of $4.5 million and $8.4 million as of December 31, 2020 and December 31, 2019, respectively, which is recorded in “Accounts payable” on the accompanying Consolidated Balance Sheets.

Other

A member of the AES Board of Directors is also a member of the Supervisory Board of a third party vendor that IPL engaged in 2014 for certain construction projects. As the transactions with this vendor related to capital projects, there was no direct impact on the Consolidated Statements of Operations for the periods presented. Over the life of the project, IPL had total net charges from this vendor of $474.9 million. This vendor completed its service in 2018.

Additionally, transactions with various other related parties were $6.5 million, $3.0 million and $5.7 million during 2020, 2019 and 2018, respectively. These expenses were primarily recorded in “Operating expenses - Operation and maintenance” on the accompanying Consolidated Statements of Operations.

Indianapolis Power And Light Company
Entity Information [Line Items]
Related Party Transactions	RELATED PARTY TRANSACTIONS
IPL participates in a property insurance program in which IPL buys insurance from AES Global Insurance Company, a wholly-owned subsidiary of AES. IPL is not self-insured on property insurance, but does take a $5 million per occurrence deductible. Except for IPL’s large substations, IPL does not carry insurance on transmission and distribution assets, which are considered to be outside the scope of property insurance. AES and other AES subsidiaries, including IPL, also participate in the AES global insurance program. IPL pays premiums for a policy that is written and administered by a third-party insurance company. The premiums paid to this third-party administrator by the participants are paid to AES Global Insurance Company and all claims are paid from a trust fund funded by and owned by AES Global Insurance Company, but controlled by the third-party administrator. IPL also has third-party insurance in which the premiums are paid directly to the third-party insurers. The cost to IPL of coverage under the property insurance program with AES Global Insurance Company was approximately $5.6 million, $4.3 million, and $3.1 million in 2020, 2019 and 2018, respectively, and is recorded in “Operating expenses - Operation and maintenance” on the accompanying Consolidated Statements of Operations. As of December 31, 2020 and 2019, IPL had prepaid approximately of $2.3 million and $2.0 million, respectively, for coverage under these plans, which is recorded in "Prepayments and other current assets" on the accompanying Consolidated Balance Sheets.

IPL participates in an agreement with Health and Welfare Benefit Plans LLC, an affiliate of AES, to participate in a group benefits program, including but not limited to, health, dental, vision and life benefits. Health and Welfare Benefit Plans LLC administers the financial aspects of the group insurance program, receives all premium payments from the participating affiliates, and makes all vendor payments. The cost of coverage under this program was approximately $21.0 million, $20.2 million, and $21.5 million in 2020, 2019 and 2018, respectively, and is recorded in “Operating expenses - Operation and maintenance” on the accompanying Consolidated Statements of Operations. IPL had no prepaids for coverage under this plan as of December 31, 2020 and 2019, respectively.

AES files federal and state income tax returns which consolidate IPALCO and its subsidiaries, including IPL. Under a tax sharing agreement with IPALCO, IPL is responsible for the income taxes associated with its own taxable income and records the provision for income taxes using a separate return method. IPL had a receivable balance under this agreement of $12.5 million and $23.1 million as of December 31, 2020 and 2019, respectively, which is recorded in “Taxes receivable” on the accompanying Consolidated Balance Sheets. See Note 8, "Income Taxes" for more information.

Long-term Compensation Plan

During 2020, 2019 and 2018, many of IPL’s non-union employees received benefits under the AES Long-term Compensation Plan, a deferred compensation program. This type of plan is a common employee retention tool used in our industry. Benefits under this plan are granted in the form of performance units payable in cash and AES restricted stock units. Restricted stock units vest ratably over a three-year period. The performance units payable in cash vest at the end of the three-year performance period and are subject to certain AES performance criteria. Total deferred compensation expense recorded during 2020, 2019 and 2018 was $0.3 million, $0.3 million and $0.5 million, respectively, and was included in “Operating expenses - Operation and maintenance” on IPL’s Consolidated Statements of Operations. The value of these benefits is being recognized over the 36 month vesting period and a portion is recorded as miscellaneous deferred credits with the remainder recorded as “Paid in capital” on IPL’s Consolidated Balance Sheets in accordance with ASC 718 “Compensation – Stock Compensation.”

See also Note 9, “Benefit Plans” to the audited consolidated financial statements of IPL for a description of benefits awarded to IPL employees by AES under the RSP.
Service Company

Total costs incurred by the Service Company on behalf of IPL were $55.5 million, $41.8 million and $44.1 million during 2020, 2019 and 2018, respectively. Total costs incurred by IPL on behalf of the Service Company during 2020, 2019 and 2018 were $10.6 million, $9.7 million and $10.1 million, respectively, which are included as a reduction to charges from the Service Company. These costs were included in “Operating expenses - Operation and maintenance” on IPL’s Consolidated Statements of Operations. IPL had a payable balance with the Service Company of $4.5 million and $8.4 million as of December 31, 2020 and December 31, 2019, respectively, which is recorded in “Accounts payable” on the accompanying Consolidated Balance Sheets.

Other

A member of the AES Board of Directors is also a member of the Supervisory Board of a third party vendor that IPL engaged in 2014 for certain construction projects. As the transactions with this vendor related to capital projects, there was no direct impact on the Consolidated Statements of Operations for the periods presented. Over the life of the project, IPL had total net charges from this vendor of $474.9 million. This vendor completed its service in 2018.

IPL made loans to IPALCO, net of repayments, of $6.1 million during the year ended December 31, 2020. IPL has a loan receivable in the same amount recorded in “Prepayments and other current assets” on the accompanying Consolidated Balance Sheets as of December 31, 2020.

Additionally, transactions with various other related parties were $6.5 million, $3.0 million and $5.7 million during 2020, 2019 and 2018, respectively. These expenses were primarily recorded in “Operating expenses - Operation and maintenance” on the accompanying Consolidated Statements of Operations.